S000066845 [Member] Annual Total Returns		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
S000066845 [Member] | C000215205 [Member]
Prospectus [Line Items]
Annual Return [Percent]	[1]	7.85%	14.42%	(0.68%)	3.11%	2.64%

[1]	Year to Date return as of September 30, 2025: 9.29%